ACCOUNTS RECEIVABLE, NET - Allowance for credit loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Allowance for doubtful accounts movement
Beginning balance	$ 382,731	$ 529,003	$ 529,003
Additions	286,081	$ (188,845)
Bad debt recovery			(137,831)
Foreign currency translation adjustments	(11,798)		(8,441)
Ending balance	$ 657,014		$ 382,731